Deferred revenue and deferred platform commission fees	12 Months Ended
Dec. 31, 2021
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

25.   Deferred revenue and deferred platform commission fees

As at December, 31 2021, deferred revenue is expected to be recognized over a term of calculated average playing period of the paying users (for details see Note 4).

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The table below summarizes the change in deferred revenue and platform commission fees for the years ended December 31, 2021 and 2020:

	2020, restated*	2020, as previously reported
Liabilities
January 1, 2020	110,179	110,179
Deferred during the year	344,200	343,114
Released to profit or loss	(159,597)	(159,597)
December 31, 2020	294,782	293,696
Current portion	215,562	214,711
Non-current portion	79,220	78,985
Assets
January 1, 2020	37,122	37,122
Deferred during the year	101,902	101,877
Released to profit or loss	(49,437)	(49,437)
December 31, 2020	89,587	89,562

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

2021
Liabilities
January 1,2021	294,782

Deferred during the year	428,511
Released to profit or loss	(300,612)

December 31, 2021	422,681

Current portion	294,607
Non-current portion	128,074

Assets
January 1,2021	89,587

Deferred during the year	114,657
Released to profit or loss	(87,711)

December 31, 2021	116,533

The increase in the amounts of deferred revenue and platform commission as at December 31, 2021 compared to December 31, 2020 is mostly due to increase in the in-game purchases (for details see Note 7) and in the lifespans (for details see Note 4).